STAGECOACH TRUST
                     SUPPLEMENT DATED APRIL 23, 1999 TO THE
                       PROSPECTUS DATED NOVEMBER 30, 1998

This supplement contains important information for shareholders about matters recently approved by the Board of Trustees of Stagecoach Trust (the "Trust"). These matters are listed below and described in greater detail later in this supplement.

o The reorganization of Stagecoach Trust into new funds of Wells Fargo Funds Trust, as part of the consolidation of the Stagecoach and Norwest Advantage fund families.

o The appointment of a new transfer agent, BFDS, beginning July 17, 1999, which means that after July 17 shareholders must write to a new address, fax to a new number, or wire money to a new location to purchase or sell shares.

o Changes to the Sales Loads for Class A and B shares for equity and income Funds, beginning July 17, 1999, and enhancements to sales charge reduction programs.

o        Changes to the Funds' Administration arrangements.

Approval of the Reorganization

On March 25, 1999, the Board of Trustees of Stagecoach Trust approved the reorganization of the Trust's Funds into new portfolios of Wells Fargo Funds Trust ("Funds Trust"). The reorganization is part of a larger plan to consolidate the Stagecoach family of funds with the Norwest Advantage family of funds following last November's merger of Wells Fargo & Company and Norwest Corporation. The Trust will present the reorganization to Fund shareholders for their approval at a special shareholders' meeting that is planned for August 1999.

All of the Funds of the Trust will, if approved by shareholders, be reorganized into new portfolios of Funds Trust that have investment objectives and strategies that are substantially identical to the corresponding Funds.

The Funds Trust portfolios are not yet available for purchase. The Trust's proxy materials, which are expected to be mailed in June to all persons who are shareholders on May 6, 1999, will describe the reorganization in detail. If you buy your shares after that date, you will not be entitled to vote on the reorganization, but you may request a copy of the proxy materials.

For all of the Trust's Funds, the reorganization is expected to be a tax-free transaction. The reorganization will not trigger any sales charges.

If you have any questions or, after early June, if you would like to request a copy of the proxy materials, you should call 1-800-222-8222.

Appointment of New Transfer Agent-BFDS

The Board of Trustees has approved Boston Financial Data Services, known as BFDS, to replace Wells Fargo Bank as the transfer agent for all Stagecoach Funds. The Norwest Advantage fund family also has approved BFDS as a sub-transfer agent for all of its funds. The Trust anticipates that BFDS will begin to act as transfer agent on July 17, 1999.

         AFTER JULY 17, 1999: To purchase or sell fund shares, please use the following new addresses and fax number when mailing or wiring funds to your Stagecoach account.

         By regular mail:                          Stagecoach Funds
                                                   P.O. Box 8266
                                                   Boston, MA 02266-8266


         By overnight mail only to:                Stagecoach Trust, Inc.
                                                   Attn: CCSU
                                                   Boston Financial
                                                   66 Brooks Drive
                                                   Braintree, MA 02184

         By Fax to:                                (617) 483-5765

         By Wire to:                               State Street Bank & Trust
                                                   Boston, MA
                                                   ABA 01100028
                                                   Stagecoach Trust: [Fund name]
                                                   AC: 9905-437-1
                                                   (Name on Stagecoach Account
                                                   and Account Number]

The section of your prospectus entitled "Your Account," on pages 33-34, listing the addresses to mail or fax information, or wire money to purchase or sell shares, should be updated to reflect the information listed above. All other information in that section remains unchanged. Your current Shareholder Services telephone number will remain the same. For information on your account, you should continue to call (800) 222-8222.

Changes to Sales Loads for Class A and B Shares

The Trust's Board of Trustees has approved a new sales load structure for A and B mutual fund shares to standardize sales loads among all Stagecoach equity and income (bond) funds to reflect current industry standards. These sales loads will go into effect for shares purchased beginning July 17, 1999.

A Shares

Breakpoint                          Load
<$50,000                            5.75%
$50,000-99,999                      4.75%
$100,000-249,999                    3.75%
$250,000-499,999                    2.75%
$500,000-999,999                    2.00%
>$1,000,000                         0.00%

*We will assess Class A purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year of the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

B Shares

Currently, all Funds of the Trust charge a declining CDSC on Class B shares redeemed within six years of the date of purchase. The Trust's Board of Trustees approved changes to the CDSC schedule on Class B shares. The major difference is that Class B shares purchased beginning July 17, 1999, will not be converted into Class A shares until Year 8, instead of Year 7. Shareholders who sell Class B shares in Year 7, however, will not be charged a CDSC. For purchases of Class B shares after July 17, 1999, the following CDSC Schedule will be in effect:

Class B Shares

------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
              Year 1      Year 2      Year 3      Year 4      Year 5      Year 6      Year 7      Year 8
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
CDSC          5%          4%          3%          3%          2%          1%          0%          A shares*
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

*At Year 8 the Class B shares are converted into Class A shares at NAV.


The section of your prospectus entitled "A Choice of Share Class" on page 26 should be updated to reflect the new sales loads for Class A shares and the new CDSC schedule for Class B shares.

Reduced Sales Charges

         Class A shares

Beginning July 17, 1999, purchases of Class A shares of Norwest Advantage Funds will count towards reductions of sales charges for purchases of Class A shares of Stagecoach Funds. Currently, through Rights of Accumulation ("ROA"), Stagecoach shareholders may reduce their sales loads on Class A shares by accumulating purchases of different Stagecoach Funds to reach one of the breakpoints listed above. Shareholders also may pay a lower sales charge by signing a Letter of Intent ("LOI") to invest a specific amount over a breakpoint within 13 months. Beginning July 17, 1999, Stagecoach shareholders using either ROAs or LOIs may accumulate purchases of different Stagecoach and Norwest Advantage Funds to reach a breakpoint in the sales charges for Class A shares.

Class B shares

Beginning July 17, 1999, there will be one additional way that shareholders may avoid being charged a CDSC on Class B shares. If you participate in the Systematic Withdrawal Plan, no CDSC will be charged for withdrawals made under this program, provided that the withdrawal does not exceed 10% of your Class B shareholdings of a Fund annually, based on your anniversary date in the Plan.

The sections of the current prospectuses entitled "Reduced Sales Charges" should be updated to reflect this new information.

Exchanges

Beginning July 17, 1999, Class A shareholders who exchange their shares for Class A shares of another fund with a higher sales load will not be required to pay the difference in the sales load.

The section of your prospectus entitled "Exchanges" on page 36 should be updated to reflect this information.

Wells Fargo is Primary Administrator for each Fund

Currently, Wells Fargo and Stephens Inc. serve as Co-Administrators for each of the Trust's Funds for annual fees of 0.03% and 0.04%, respectively. On March 25, 1999, the Trust's Board of Trustees approved Wells Fargo to act as the sole administrator at an annual contract rate of 0.15%. Wells Fargo has agreed to charge only 0.07% of this annual fee and waive the additional 0.08% of the contract rate until after the completion of the Reorganization in September 1999. As a result of the waiver, this change will not increase fees for your Fund at this time.

                   [MORRISON & FOERSTER LLP LETTERHEAD]


                              April 23, 1999

                                                    Writer's Direct Dial Number
                                                           (202) 463-1018
Via EDGAR

Securities and Exchange Commission
450 Fifth Street,  NW
Washington, DC  20549

              Re:    Stagecoach Trust
                     Registration Nos. 33-64352; 811-7780

Ladies and Gentlemen:

         In connection with the registration of Stagecoach Trust under the Investment Company Act of 1940, and the issuance of securities by it under the Securities Act of 1933, and pursuant to 17 C.F.R. 230.497(e), we are transmitting herewith for filing a supplement dated April 23, 1999 to the prospectus dated November 30, 1998 of the Trust's Funds.

         This supplement is being filed to inform shareholders of the recently approved reorganization of the Funds of the Trust into portfolios of Wells Fargo Funds Trust, the appointment of a new transfer agent, changes to the Sales Loads for Class A and B shares for the equity and income Funds, changes to some Sales Charge reduction programs, and changes to the Funds' Administration arrangements.

         If you have any questions, please contact the undersigned at the number indicated above.

                                                     Very truly yours,

                                                     /s/ Eileen M. Smiley

                                                     Eileen M. Smiley